8. NOTES PAYABLE (Details 1) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Notes Payable Details
2014	$ 41,603	$ 41,657
2015	133,672	132,627
2016	41,603	41,657
2017	41,603	41,657
2018	20,784	22,032
Total	$ 279,265	$ 279,630	$ 267,547